Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 21, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 21, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2024
Prospectus Date	rr_ProspectusDate	May 21, 2024
Cambria Chesapeake Pure Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBRIA CHESAPEAKE PURE TREND ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambria Chesapeake Pure Trend ETF (the “Fund”) seeks to preserve capital and generate long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing pursuant to a trend following program (the “Trend Strategy”). Using the Trend Strategy, the Fund will invest in futures contracts and futures-related instruments (such as forwards) and spot contracts in global markets across a wide range of asset classes, including equities, fixed income, currencies and commodities.

In addition, the Fund invests in cash, short-term U.S. Treasury securities, money market funds, and cash equivalents (the “Cash Strategy”).

The Fund’s portfolio is managed by sub-advisers Chesapeake Capital Corporation (“Chesapeake”) and Cambria Investment Management, L.P. (“Cambria”). Chesapeake manages the Fund’s Trend Strategy, while Cambria manages the Cash Strategy. The Fund’s returns mainly arise from the Trend Strategy.

The Fund’s portfolio is usually comprised of approximately 100 securities and financial instruments, which the Fund invests in directly or indirectly via the Subsidiary (described below). The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Trend Strategy - Overview.

Chesapeake manages the Fund’s investments using their proprietary long-term trend following strategy. This Program generates long and short trade signals based on market indicators such as current prices and moving average prices. Chesapeake’s trade decisions are primarily automated, relying on computer-driven models to identify buying and selling opportunities. The Trend Strategy seeks to preserve capital while also seeking to provide positive annual returns.

The Trend Strategy analyzes various market metrics, including price action, market volatility, open interest, and daily trading volume, to predict market opportunities and identify recurring price patterns. The data comes from a wide array of markets, such as U.S. and non-U.S. stock indices, single stocks, ETFs, fixed income futures, currencies, and commodities.

Chesapeake analyzes multiple market metrics to generate trend-following long and short trade signals (i.e., investment decisions) for derivatives transactions. The Fund will invest in long and short exchange-traded commodity futures contracts, exchange-traded equity indices futures contracts, options on futures contracts and commodities; spot and forward currency contracts; equity securities, and cash and cash equivalents. The strategy seeks to preserve capital while also seeking to provide positive annual returns.

The Fund’s derivatives holdings will relate to fixed-income instruments, currencies (including up to 2% of the Fund’s total assets (based on notional value) in digital currencies), and commodities (e.g., agricultural products, energies, precious and industrial metals). The Fund does not invest directly in digital currencies; rather the Fund invests in crypto assets only indirectly via exchange-traded futures contracts.

See “Additional Information About the Fund’s Principal Investment Strategies” for a more complete description of the Trend Strategy.

Cash Strategy

Cambria manages the Fund’s Cash Strategy, which will principally be used for margin and collateral purposes for the Fund’s derivatives transactions. The portion of the Fund’s portfolio allocated to the Cash Strategy is invested in U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) such as Treasury bonds (i.e., 10-to-30-year maturity), Treasury notes (i.e., two- to ten-year maturity), and Treasury Inflation-Protected Securities (“TIPS”). The Fund may invest in such securities of any duration or maturity.

Utilizing its own quantitative model, Cambria generally selects securities for inclusion in the Fund’s Cash Strategy portfolio tactically based on a comparison of their current yield spreads (i.e., the difference in quoted rates of return on differing debt instruments) relative to T-Bills and their historical average yield spreads. Government securities with varying maturities typically have different yields. Some U.S. government securities’ yields may be similar to the yields of T-Bills (narrow yield spreads), while others may have yields that are larger than and more attractive relative to the yields of T-Bills (wide yield spreads). Wider yield spreads, however, often indicate greater risks associated with those securities.

No less frequently than on a quarterly basis, the quantitative algorithm evaluates the current yield spreads of various U.S. Government securities relative to T-Bills and determines whether the current yield spreads are narrow or wide relative to historic averages. If a category of U.S. Government securities has a historically narrow yield spread relative to T-Bills, the Fund will invest in T-Bills. If, however, a category of U.S. Government securities, has a historically wide yield spread relative to T-Bills, the Fund will invest in such securities rather than T-Bills because the higher rate of return. To the extent that all of the various categories of U.S. Government securities have historically narrow yield spreads relative to T-Bills, the Fund may invest up to 100% of its Cash Strategy portfolio in T-Bills, as market conditions warrant.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and other derivative instruments either directly or indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by Tidal Investments LLC (the “Adviser”) and sub-advised by Chesapeake. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in futures contracts and other derivative instruments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as otherwise noted, for the purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.cambriafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund.
Cambria Chesapeake Pure Trend ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Cambria Chesapeake Pure Trend ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Cambria Chesapeake Pure Trend ETF | Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

Cambria Chesapeake Pure Trend ETF | Energy Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.
Cambria Chesapeake Pure Trend ETF | Precious Metal Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.
Cambria Chesapeake Pure Trend ETF | Industrial Metal Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.
Cambria Chesapeake Pure Trend ETF | Grains Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.
Cambria Chesapeake Pure Trend ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Cambria Chesapeake Pure Trend ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower-rated securities are more volatile than shorter-term and higher-rated securities.

Cambria Chesapeake Pure Trend ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Cambria Chesapeake Pure Trend ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.

Cambria Chesapeake Pure Trend ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The Fund may invest in foreign securities. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Cambria Chesapeake Pure Trend ETF | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. The derivative instruments in which the Fund may invest provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Cambria Chesapeake Pure Trend ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Cambria Chesapeake Pure Trend ETF | Futures Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Cambria Chesapeake Pure Trend ETF | Forward Currency Contracts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Forward Currency Contracts Risk. The Fund invests in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Cambria Chesapeake Pure Trend ETF | Cayman Subsidiary Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Cambria Chesapeake Pure Trend ETF | Short Selling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Selling Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Cambria Chesapeake Pure Trend ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to treat any income it may derive from futures received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund could possibly cause the Subsidiary to make distributions to the Fund for the purposes of potentially making distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year. This income would be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC the Fund might be required to recognize unrealized gains, pay substantial taxes, interest and penalties and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred, which would have a negative impact on the Fund’s returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

Cambria Chesapeake Pure Trend ETF | Sub-Adviser Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sub-Adviser Strategy Risk. The performance of the Fund’s Trend Strategy depends primarily on the ability of Chesapeake to react to price movements in the relevant markets and underlying derivative instruments and futures and forward contracts. Such price movements may be volatile and may be influenced by, among other things:

●	changes in interest rates;

●	governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

●	weather and climate conditions;

●	natural disasters, such as hurricanes;

●	changing supply and demand relationships;

●	changes in balances of payments and trade;

●	U.S. and international rates of inflation and deflation;

●	currency devaluations and revaluations;

●	U.S. and international political and economic events; and

●	changes in the philosophies and emotions of various market participants.

Chesapeake’s investment process may not take all of these factors into account. The successful use of futures contracts and other derivatives draws upon Chesapeake’s skill and experience with respect to such instruments and are subject to special risk considerations.

The trading decisions of Chesapeake are based in part on mathematical models, which are implemented as automated computer algorithms that Chesapeake has developed over time. The successful operation of the automated computer algorithms on which Chesapeake’s trading decisions are based is reliant upon Chesapeake’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without Chesapeake recognizing that fact before substantial losses are incurred. There can be no assurance that Chesapeake will be successful in maintaining effective mathematical models and automated computer algorithms.

In addition, Chesapeake may not identify emerging trends early enough to capitalize on them effectively. Even if a trend is accurately identified, there is no guarantee that it will persist long enough for the Fund to benefit from it. Moreover, market movements that appear to be trends could prove to be short-lived or illusory. These uncertainties can adversely affect the performance of the Fund and may result in losses.

There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Cambria Chesapeake Pure Trend ETF | Commodity-Linked Derivatives Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund generally has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Cambria Chesapeake Pure Trend ETF | Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO, are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

Cambria Chesapeake Pure Trend ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Cambria Chesapeake Pure Trend ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. Although U.S. Treasuries are backed by the U.S. government, those government policies may change both in terms of the payment of interest and in the payment of principal. Furthermore, while holding a treasury until maturity can guarantee principal, selling a treasury prior to maturity or buying a treasury subsequent to issue date may put principal at risk.

Cambria Chesapeake Pure Trend ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
Cambria Chesapeake Pure Trend ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV with possible greater than normal intraday bid-ask spreads.
Cambria Chesapeake Pure Trend ETF | Cash Redemption Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.
Cambria Chesapeake Pure Trend ETF | Costs of Buying or Selling Shares [Member]
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Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Cambria Chesapeake Pure Trend ETF | Shares May Trade at Prices Other Than NAV [Member]
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Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility and when there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant which would result in a further widening of the bid-ask spreads.
Cambria Chesapeake Pure Trend ETF | Trading [Member]
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any measurable volume on any stock exchange. That is, an active trading market for shares of the Fund may not develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which could be less liquid than Shares.
Cambria Chesapeake Pure Trend ETF | General Market Risk [Member]
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General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Investments in the Fund’s portfolio may underperform in comparison to investments in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations of inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Cambria Chesapeake Pure Trend ETF | Illiquid Investments Risk [Member]
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Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

Cambria Chesapeake Pure Trend ETF | Interest Rate Risk [Member]
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Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Advisers, as the case may be.

Cambria Chesapeake Pure Trend ETF | Management Risk [Member]
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Management Risk. The Fund is actively-managed and may not meet its investment objective based on Chesapeake and Blueprint’s success or failure to implement investment strategies for the Fund and/or the Subsidiary.

Cambria Chesapeake Pure Trend ETF | Market Capitalization Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
Cambria Chesapeake Pure Trend ETF | Large-Capitalization Investing [Member]
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Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Cambria Chesapeake Pure Trend ETF | Mid-Capitalization Investing [Member]
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Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Cambria Chesapeake Pure Trend ETF | Small-Capitalization Investing [Member]
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Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Cambria Chesapeake Pure Trend ETF | Micro-Capitalization Investing [Member]
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Risk [Text Block]	rr_RiskTextBlock	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Cambria Chesapeake Pure Trend ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Cambria Chesapeake Pure Trend ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Advisers seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Cambria Chesapeake Pure Trend ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Cambria Chesapeake Pure Trend ETF | Cambria Chesapeake Pure Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFUT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.